Employee Leasing and Overhead Allocation Agreement	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Employee Leasing and Overhead Allocation Agreement
Employee Leasing and Overhead Allocation Agreement

4. Employee Leasing and Overhead Allocation Agreement

Effective July 1, 2013, the Company entered into an employee leasing and overhead allocation agreement (the “Service Agreement”) with its parent, Napo. The term of the Service Agreement was from July 1, 2013 through February 28, 2014. In connection with the Service Agreement, Napo provided the Company with the services of Napo employees. The Service Agreement also stipulated that Jaguar would pay for a portion of Napo’s overhead costs. The Company agreed to pay Napo $71,811 per month (consisting of $38,938 for executive compensation, $26,873 for employee services, and $6,000 for overhead costs) for the months from July 2013 through February 2014 as follows: (1) for the period from July 2013 through November 2013, in 2,666,666 shares of common stock and (2) for the period from December 2013 through February 2014, in cash. Commencing March 1, 2014, the relevant Napo employees became employees of the Company and all overhead costs related to the animal health business will be paid by the Company.

General and administrative expense recognized under the Service Agreement was $114,858 for the nine months ended September 30, 2014.

Research and development expense recognized under the Service Agreement $28,764 for the nine months ended September 30, 2014.

4. Employee Leasing and Overhead Allocation Agreement

        Effective July 1, 2013, the Company entered into an employee leasing and overhead allocation agreement (the "Service Agreement") with its parent, Napo. The term of the Service Agreement was from July 1, 2013 through February 28, 2014. In connection with the Service Agreement, Napo provided the Company with the services of Napo employees. The Service Agreement also stipulated that Jaguar would pay for a portion of Napo's overhead costs. The Company agreed to pay Napo $71,811 per month (consisting of $38,938 for executive compensation, $26,873 for employee services, and $6,000 for overhead costs) for the months from July 2013 through February 2014 as follows: (1) for the period from July 2013 through November 2013, in 2,666,666 shares of common stock and (2) for the period from December 2013 through February 2014, in cash. Included in due to parent on the accompanying balance sheet at December 31, 2013 is $71,811 related to the amount due for December 2013. Commencing March 1, 2014, the relevant Napo employees became employees of the Company and all overhead costs related to the animal health business will be paid by the Company.

        General and administrative expense recognized under the Service Agreement was $344,574 and $114,858 for the period from June 6, 2013 (inception) through December 31, 2013 and the year ended December 31, 2014, respectively.

        Research and development expense recognized under the Service Agreement was $86,292 and $28,764 for the period from June 6, 2013 (inception) through December 31, 2013 and the year ended December 31, 2014, respectively.